Derivative instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Derivative financial assets	$ 140,415	$ 122,618	$ 131,728
Derivative financial liabilities	149,089	125,639	140,707
Notional amounts related to derivative financial assets and liabilities	12,543,000	11,014,000	10,338,000
Other notional values	20,526,000	16,096,000	14,028,000
Interest rate
Derivative [Line Items]
Derivative financial assets	49,600	34,900	35,300
Derivative financial liabilities	47,300	32,000	32,800
Notional amounts related to derivative financial assets and liabilities	3,478,000	2,552,000	2,472,000
Other notional values	20,200,000	15,769,000	13,749,000
Credit derivative
Derivative [Line Items]
Derivative financial assets	3,000	2,000	1,800
Derivative financial liabilities	3,800	2,100	1,600
Notional amounts related to derivative financial assets and liabilities	170,000	111,000	93,000
Foreign exchange
Derivative [Line Items]
Derivative financial assets	51,000	50,800	65,400
Derivative financial liabilities	52,000	47,800	71,700
Notional amounts related to derivative financial assets and liabilities	7,158,000	6,730,000	6,367,000
Other notional values	213,000	223,000	180,000
Equity / index
Derivative [Line Items]
Derivative financial assets	33,400	31,400	27,300
Derivative financial liabilities	41,400	40,700	32,900
Notional amounts related to derivative financial assets and liabilities	1,432,000	1,324,000	1,191,000
Other notional values	96,000	85,000	84,000
Commodity
Derivative [Line Items]
Derivative financial assets	2,600	2,700	1,600
Derivative financial liabilities	2,000	2,400	1,300
Notional amounts related to derivative financial assets and liabilities	153,000	144,000	129,000
Other notional values	18,000	18,000	16,000
Other
Derivative [Line Items]
Derivative financial assets	800	800	300
Derivative financial liabilities	2,600	700	400
Notional amounts related to derivative financial assets and liabilities	$ 151,000	$ 152,000	$ 86,000